CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
		Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (4,931,125)	$ (14,774,392)	$ (2,096,349)	$ (8,213,793)	$ (3,800,227)	$ (12,972,142)	$ (19,194,236)		$ (3,094,298)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation						1,096	1,178	1,544		8,039
Loss on disposal of assets							804	803		1,788
Fixed assets provided to university in lieu of cash										18,004
Stock-based compensation expense		170,106		154,508		514,683	484,720	674,961		608,676
Amortization of warrants and stock issued for services	[1]									30,000
Change in fair value of derivative liabilities						(2,024,660)	1,653,477	6,503,174		(767,198)
Fair value of derivative liabilities in excess of proceeds						322,644	7,174,634
Fair value of warrant liability in excess of proceeds								7,174,634
Financing transaction costs							(137,192)	(137,192)
Loss on common stock issuance from conversion of accrued interest								9,794
Loss on extinguishment of secured convertible promissory note - related party							590,392	590,392
Amortization of debt discount						438,964	34,608	58,536
Common stock issued for services										187,550
Changes in assets and liabilities:
Prepaid expenses						(302,248)	194,906	198,235	[1]	(121,273)	[1]
Deposits and other assets										34,290
Other current assets						(766)	(2,609)	(2,609)		7,014
Accounts payable						191,333	(55,418)	(85,324)		(173,729)
Accounts payable to related party							15,000
Accrued payroll and related expenses								11,701		(112,825)
Accrued expenses								(21,811)		42,677
Other current liabilities						134,469	(48,407)
Net cash used in operating activities						(4,524,712)	(2,928,857)	(3,943,014)		(3,331,285)
Cash flows from investing activities:
Purchases of property and equipment							(4,385)	(4,385)		(19,654)
Net cash used in investing activities							(4,385)	(4,385)		(19,654)
Cash flows from financing activities:
Proceeds from Common stock issuance, net of $16,901 issuance costs							3,233,099
Proceeds from Emerald Financing, net of $154,092 issuance costs								3,095,908
Proceeds from Series B warrant exercises							98,700	98,700
Proceeds from secured convertible promissory note - related party							400,000	400,000		500,000
Proceeds from convertible multi-draw credit agreement, net of $9,301 for nine months ended 30 Sep 2019 and $53,707 for the year ended 31 Dec 2018 issuance costs						3,990,699		1,946,293
Net cash provided by financing activities						3,990,699	3,731,799	5,540,901		3,513,002
Net (decrease) increase in cash and restricted cash						(534,013)	798,557	1,593,502		162,063
Cash, cash equivalents and restricted cash, beginning of period			1,857,885		264,383	1,857,885	264,383	264,383		102,320
Cash, cash equivalents and restricted cash, end of period		1,323,872		1,062,940		1,323,872	1,062,940	1,857,885		264,383		102,320
Reconciliation of cash and restricted cash:
Cash and cash equivalents													$ 1,319,360	$ 1,853,373	$ 1,058,438	$ 259,955
Restricted cash													4,512	4,512	4,502	4,428
Total cash and restricted cash shown in the condensed consolidated statements of cash flows		$ 1,323,872	$ 1,857,885	$ 1,062,940	$ 264,383	1,323,872	1,062,940	1,857,885		264,383		$ 102,320	$ 1,323,872	$ 1,857,885	$ 1,062,940	$ 264,383	$ 102,320
Cash paid during the period for
Interest						272,611		23,334
Income taxes						1,600	1,642	1,642		1,631
Supplemental disclosures of non-cash financing activities:
Conversion of outstanding preferred stock into common stock							1,947,227	1,947,228		1,386,000
Conversion of outstanding preferred stock subject to redemption into common stock							828,916	828,915		1,197,450
Fair value of warrants issued in connection with financings							10,424,634	10,424,634
Fair value of common stock issued in extinguishment of convertible debt and accrued interest							1,710,000	1,713,766
Proceeds allocated to equity classified warrants issued with convertible multi-draw credit agreement						716,110		315,080
Reclassification of warrant liabilities to equity from exercise of warrants						144,375	$ 1,333,866	1,539,866
Fair value of compound derivative liability issued with convertible multi-draw credit agreement						193,414		204,102
Beneficial conversion feature on convertible multi-draw credit agreement						$ 1,584,850		$ 90,080
Series D Preferred Stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock	[2]									1,131,857
Series F Preferred stock
Cash flows from financing activities:
Proceeds from Issuance of Preferred Stock and Preference Stock										$ 1,881,145

[1]	During the year ended December 31, 2017, warrants issued to service providers for consulting services were valued at $30,000 and were recorded as a Prepaid expense and amortized over the service period.
[2]	During the year ended December 31, 2017 preferred deemed dividends of $333,000 was recognized on Series F Preferred Stock, $536,000 was recognized on Series D Preferred Stock and $175,000 on Series C Preferred Stock.